Supplemental Disclosure of Cash Flow Information - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 20,262	$ 22,319
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	1,025	(2,831)
Payment of lease liabilities	(237)
Increase through new leases, liabilities arising from financing activities	527
Non-cash changes	(524)	774
Liabilities arising from financing activities, ending balance	22,592	20,262
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	20,623	22,458
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	1,025	(2,831)
Non-cash changes	(666)	996
Liabilities arising from financing activities, ending balance	20,982	20,623
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(361)	(139)
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	0	0
Non-cash changes	162	(222)
Liabilities arising from financing activities, ending balance	(199)	(361)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0
Changes in liabilities arising from financing activities [abstract]
Payment of lease liabilities	(237)
Increase through new leases, liabilities arising from financing activities	527
Non-cash changes	(20)
Liabilities arising from financing activities, ending balance	$ 1,809	$ 0